Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions
13.      Related Party Transactions

The Company maintains a Revolving Credit, Security and Warrant Purchase Agreement and Addendums I, II, and III (collectively the “Credit Agreement” with Cenfin LLC (see Note 7) an entity principally owned by majority shareholders in Roomlinx.  Under and subject to the terms of the Credit Agreement the Company may draw up to a maximum of $25,000,000.  Revolving Credit Notes are executed to evidence each advance and the Company concomitantly issues warrants to purchase shares of Roomlinx stock equal to 50% of the principal amount funded at $2.00 per share on the first $5,000,000 of draws and at the average listed stock price on the date of the transaction thereafter.  Each Warrant will be exercisable for a three year period.  Interest accrues monthly at the fed rate plus 5% and is paid quarterly. For the years ended December 31, 2011 and 2010, Cenfin advanced the Company $2,480,000 and $1,232,000; and the Company paid Cenfin interest expense of $150,623 and $137,773 respectively.

Effective July 25, 2011, Roomlinx executed a consulting arrangement for marketing services with TRG, Inc., an entity owned by the CEO and Chairman of Roomlinx.  As of December 31, 2011, Roomlinx had paid TRG $14,535 for services performed in accordance with said arrangement.